1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 63.6%
Communication Services ― 6.2%
Alphabet Inc., Class A Shares	5,505	$8,068,128	*
Facebook Inc., Class A	22,158	5,803,180	*
Netflix Inc.	9,634	4,817,289	*
Walt Disney Co/The	28,213	3,500,669
Total Communication Services		22,189,266

Consumer Discretionary ― 7.0%
Amazon.com Inc.	3,716	11,700,681	*
BorgWarner Inc.	41,012	1,588,805
Home Depot Inc/The	23,534	6,535,627
National Vision Holdings Inc.	30,828	1,178,863	*
TJX Cos Inc.	73,629	4,097,454
Total Consumer Discretionary		25,101,430

Consumer Staples ― 4.8%
Costco Wholesale Corp.	18,992	6,742,160
Darling Ingredients Inc.	32,892	1,185,099	*
Estee Lauder Cos. Inc., Class A Shares	20,231	4,415,416
PepsiCo Inc.	36,195	5,016,627
Total Consumer Staples		17,359,302

Financials ― 7.3%
Bank of America Corp.	193,088	4,651,490
Charles Schwab Corp/The	98,402	3,565,104
Chubb Limited	25,873	3,004,373
CME Group Inc.	22,708	3,799,275
Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,574	2,856,353
Prologis Inc.	37,847	3,808,165
Truist Financial Corp.	112,852	4,294,019
Total Financials		25,978,779

Health Care ― 9.8%
Boston Scientific Corp.	141,478	5,405,875	*
Danaher Corp.	27,938	6,015,890
Genmab A/S	90,695	3,320,344	*
IQVIA Holdings Inc.	25,461	4,013,417	*
Teleflex Inc.	15,139	5,153,618
Thermo Fisher Scientific Inc.	13,350	5,894,292
UnitedHealth Group Inc.	16,653	5,191,906
Total Health Care		34,995,342

Industrials ― 5.1%
Cintas Corp.	15,827	5,267,700
Eaton Corp. PLC	38,535	3,931,726
Illinois Tool Works Inc.	10,459	2,020,783
Union Pacific Corp.	21,607	4,253,770
Verisk Analytics Inc., Class A	13,762	2,550,236
Total Industrials		18,024,215

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 21.0%
Adobe Systems Inc.			10,597	$5,197,087	*
Apple Inc.			121,936	14,121,408
Autodesk Inc.			13,762	3,179,160	*
Broadcom Inc.			8,257	3,008,190
Clarivate PLC			98,126	3,040,925	*
Fortinet Inc.			23,671	2,788,680	*
Intuit Inc.			13,074	4,264,870
Microsoft Corp.			61,381	12,910,266
NVIDIA Corp.			11,010	5,958,832
PayPal Holdings Inc.			31,516	6,209,598	*
QUALCOMM Inc.			24,084	2,834,205
Salesforce.com Inc.			23,259	5,845,452	*
SolarEdge Technologies Inc			9,358	2,230,479	*
Visa Inc., Class A Shares			18,855	3,770,434
Total Information Technology				75,359,586

Materials ― 0.8%
Trex Co Inc.			39,774	2,847,818	*
Total Materials				2,847,818

Utilities ― 1.6%
American Water Works Co. Inc.			39,361	5,702,622
Total Utilities				5,702,622

Total Common Stocks (Cost ― $139,922,162)				227,558,360

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.0%
Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/2021	$63,106	63,176
Total Asset Backed Securities (Cost ― $63,059)				63,176

Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	43,302	48,660
Total Collateralized Mortgage Obligations (Cost ― $43,989)				48,660

Corporate Bonds ― 18.1%
Communication Services ― 1.3%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,497,158
Comcast Corp.	3.375%	2/15/2025	210,000	232,834
Comcast Corp.	5.650%	6/15/2035	600,000	854,996
TWDC Enterprises 18 Corp.	2.300%	2/12/2021	1,100,000	1,107,870
Walt Disney Co/The	2.200%	1/13/2028	915,000	965,187
Total Communication Services				4,658,045

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Discretionary ― 1.2%
Cintas Corp No 2	2.900%	4/1/2022	$325,000	$336,331
Ford Foundation/The	2.415%	6/1/2050	625,000	645,455
Starbucks Corp.	2.450%	6/15/2026	250,000	270,884
Toyota Motor Credit Corp.	0.450%	7/22/2022	2,115,000	2,120,033
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	759,615
Total Consumer Discretionary				4,132,318

Consumer Staples ― 0.4%
PepsiCo Inc.	3.100%	7/17/2022	390,000	408,158
PepsiCo Inc.	3.500%	3/19/2040	575,000	683,379
Procter & Gamble Co/The	2.450%	3/25/2025	350,000	379,458
Total Consumer Staples				1,470,995

Financials ― 8.1%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	808,637
Ares Capital Corp.	3.875%	1/15/2026	1,825,000	1,861,704
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	910,000	927,205	(a)
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.91)	0.981%	9/25/2025	1,650,000	1,650,906	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	600,916	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	602,494
Bank of Montreal	1.850%	5/1/2025	1,000,000	1,045,619
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	432,018
BlackRock Inc.	4.250%	5/24/2021	400,000	410,341
BlackRock Inc.	3.250%	4/30/2029	455,000	526,823
BlackRock Inc.	2.400%	4/30/2030	710,000	776,055
Boston Properties LP	4.500%	12/1/2028	535,000	630,161
Citigroup Inc.	5.500%	9/13/2025	325,000	385,665
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,011,694
Goldman Sachs Group Inc.	3.500%	11/16/2026	1,830,000	2,026,766
Host Hotels & Resorts LP	3.375%	12/15/2029	1,300,000	1,217,518
HSBC Holdings PLC	4.000%	3/30/2022	635,000	667,059
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	565,249
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60)	0.653%	9/16/2024	2,000,000	2,001,637	(a)
MetLife Inc.	4.550%	3/23/2030	660,000	829,353
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	1,032,354
Prologis LP	2.250%	4/15/2030	870,000	926,652
Prologis LP	1.250%	10/15/2030	1,800,000	1,764,268
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,637,624
Simon Property Group LP	3.375%	12/1/2027	510,000	546,130
State Street Corp.	3.700%	11/20/2023	370,000	407,907
State Street Corp.	3.550%	8/18/2025	360,000	408,249
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/2034	1,000,000	1,092,208	(a)
TD Ameritrade Holding Corp.	2.950%	4/1/2022	975,000	1,008,236
Toronto-Dominion Bank	1.150%	6/12/2025	1,175,000	1,195,442
Total Financials				28,996,890

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Health Care ― 2.1%
AbbVie Inc.	4.250%	11/14/2028	$600,000	$712,708
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,337,228
Anthem Inc.	2.875%	9/15/2029	530,000	573,159
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	433,176
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	845,690
CVS Health Corp.	3.875%	7/20/2025	910,000	1,026,325
CVS Health Corp.	4.780%	3/25/2038	345,000	421,369
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	621,400
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	404,125
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	412,591
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	593,289
Total Health Care				7,381,060

Industrials ― 1.1%
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	2,242,059
Xylem Inc/NY	1.950%	1/30/2028	1,785,000	1,864,873
Total Industrials				4,106,932

Information Technology ― 1.0%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	912,858
Apple Inc.	2.850%	2/23/2023	575,000	607,006
Mastercard Inc.	3.300%	3/26/2027	350,000	399,539
Microsoft Corp.	4.200%	11/3/2035	565,000	743,634
QUALCOMM Inc. (3M US LIBOR + 0.73%)	0.998%	1/30/2023	340,000	344,148	(b)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	558,042
Total Information Technology				3,565,227

Materials ― 0.1%
Nutrien Ltd.	4.200%	4/1/2029	425,000	505,830
Total Materials				505,830

Real Estate Investment Trust ― 0.4%
Welltower Inc.	2.700%	2/15/2027	1,200,000	1,268,946
Total Real Estate Investment Trust				1,268,946

Telecommunication Services ― 1.3%
AT&T Inc.	4.450%	4/1/2024	425,000	475,079
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,416,836
AT&T Inc.	4.350%	3/1/2029	465,000	548,122
Verizon Communications Inc.	4.329%	9/21/2028	777,000	943,413
Verizon Communications Inc.	3.875%	2/8/2029	410,000	486,063
Verizon Communications Inc.	4.500%	8/10/2033	350,000	444,822
Verizon Communications Inc.	5.250%	3/16/2037	335,000	465,038
Total Telecommunication Services				4,779,373

Utilities ― 1.1%
Avangrid Inc.	3.800%	6/1/2029	650,000	753,244
DTE Electric Co.	4.050%	5/15/2048	380,000	480,100
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	1,001,919
Georgia Power Co.	3.250%	4/1/2026	345,000	383,003
MidAmerican Energy Co.	3.650%	4/15/2029	475,000	566,764
Public Service Co of Colorado	3.200%	3/1/2050	520,000	592,741
Total Utilities				3,777,771

Total Corporate Bonds (Cost ― $60,507,818)				64,643,387

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Foreign Government Agency Issues ― 1.0%
International Bank for Reconstruction & Development	0.625%	4/22/2025	$1,620,000	$1,635,819
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	1,055,884
International Finance Corp.	2.000%	10/24/2022	785,000	814,348
Total Foreign Government Agency Issues (Cost ― $3,323,923)				3,506,051

Mortgage Backed Securities ― 1.9%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/2020	541	570
Gold Pool G12379	4.500%	6/1/2021	179	187
Gold Pool J04311	6.000%	2/1/2022	4,479	4,580
Gold Pool C91417	3.500%	1/1/2032	89,024	96,259
Gold Pool A35826	5.000%	7/1/2035	26,157	28,633
Gold Pool G08112	6.000%	2/1/2036	64,568	76,555
Gold Pool G02564	6.500%	1/1/2037	31,140	36,168
Gold Pool G08179	5.500%	2/1/2037	23,576	27,431
Gold Pool A65694	6.000%	9/1/2037	21,733	24,557
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	11	12
Pool 808156	4.500%	2/1/2035	8,641	9,343
Pool 891596	5.500%	6/1/2036	833	966
Pool 190375	5.500%	11/1/2036	3,844	4,470
Pool 916386	6.000%	5/1/2037	26,618	31,273
Pool 946594	6.000%	9/1/2037	23,073	26,983
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	689,825	723,987
Gold Pool MA6572	3.000%	4/20/2035	1,335,067	1,401,276
Gold Pool MA6740	2.500%	8/20/2035	1,673,108	1,759,376
Gold Pool 550763X	5.000%	12/15/2035	100,071	113,959
Gold Pool 003922M	7.000%	11/20/2036	15,110	17,846
Gold Pool MA3873	3.000%	8/20/2046	2,340,777	2,478,051
Total Mortgage Backed Securities (Cost ― $6,812,034)				6,862,482

U.S. Government & Agency Obligations ― 5.7%
Federal Home Loan Banks (FHLB) (US SOFR + 0.11)	0.185%	10/1/2020	1,000,000	1,000,000	(b)
Federal Home Loan Banks (FHLB)	3.250%	11/16/2028	2,125,000	2,554,390
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	125,000	194,794
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	174,328
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	596,319
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	523,487
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,426,558
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	465,922
United States Treasury Bonds	7.875%	2/15/2021	800,000	823,218
United States Treasury Bonds	8.000%	11/15/2021	250,000	272,051
United States Treasury Bonds	7.250%	8/15/2022	780,000	884,401
United States Treasury Bonds	7.625%	11/15/2022	850,000	985,419
United States Treasury Bonds	7.125%	2/15/2023	325,000	378,981
United States Treasury Bonds	6.250%	8/15/2023	550,000	646,529
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,437,147
United States Treasury Bonds	7.625%	2/15/2025	390,000	515,806
United States Treasury Bonds	6.875%	8/15/2025	100,000	132,008

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 5.7% (Continued)
United States Treasury Bonds	6.750%	8/15/2026	$90,000	$123,581
United States Treasury Bonds	6.500%	11/15/2026	135,000	185,230
United States Treasury Bonds	6.125%	11/15/2027	675,000	944,604
United States Treasury Bonds	5.500%	8/15/2028	335,000	464,341
United States Treasury Bonds	3.500%	2/15/2039	573,000	805,580
United States Treasury Bonds	4.375%	11/15/2039	204,000	319,244
United States Treasury Notes	3.000%	10/31/2025	905,000	1,029,013
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,897,167
United States Treasury Notes	3.125%	11/15/2028	1,455,000	1,753,787
Total U.S. Government & Agency Obligations (Cost ― $18,549,591)				20,533,905

Short-Term Investment ― 9.0%			Shares
Fidelity Investments Money Market - Government Portfolio - Class I	0.01%		32,361,363	$32,361,363	(c)
Total Short-Term Investment (Cost ― $32,361,363)				32,361,363

Total Investments ― 99.3% (Cost ― $261,583,939)				355,577,384
Other Assets in Excess of Liabilities ― 0.7%				2,577,112
Total Net Assets ― 100.0%				$358,154,496

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$227,558,360	$-	$-	$227,558,360
Asset Backed Securities	-	63,176		63,176
Collateralized Mortgage Obligations	-	48,660	-	48,660
Corporate Bonds	-	64,643,387	-	64,643,387
Foreign Government Agency Issues	-	3,506,051	-	3,506,051
Mortgage-Backed Securities	-	6,862,482	-	6,862,482
U.S. Government & Agency Obligations	-	20,533,905	-	20,533,905
Total long-term investments	$227,558,360	$95,657,661	$-	$323,216,021
Short-term investments	32,361,363	-	-	32,361,363
Total investments	$259,919,723	$95,657,661	$-	$355,577,384

* See Schedule of Investments for additional detailed categorizations.